INCOME TAX - Net deferred tax asset (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Total deferred tax asset		$ 360,573,000	$ 174,818,000
Valuation Allowance		(360,573,000)	$ (174,818,000)
Churchill Capital Corp IV
Deferred tax asset
Startup/organizational expenses		596,809
Unrealized gain on marketable securities		(2,900)
Total deferred tax asset	$ 1,342,000	593,909
Valuation Allowance		$ (593,909)